Fair Value Measurements and Financial Instruments - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 lease projects equityaccountedjointventures loan	Jan. 01, 2020 projects
Fair Value Disclosures [Abstract]
Number of direct financing and sales-type leases | lease	3
Number of loans to equity-accounted joint ventures | loan	2
Number of equity-accounted joint ventures | equityaccountedjointventures	5
Number of LNG project counterparties	2
Number of LNG projects		2